UNITED STATES SECURITIES AND EXCHANGE COMMISSION
					  washington, D.C.  20549
						Form 13F

					  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	March 31, 2004
						--------------

Check here if Amendment (_);  Amendment Number:
This Amendment (Check only one).:
(_) is a restatement.
(_) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Hartline Investment Corporation
				-------------------------------

Address:			20 North Wacker Drive, Suite 3820, Chicago, IL  60606
				-----------------------------------------------------

Form 13F File Number:		028-04984
				---------

The institutional investment investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are c onsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William G. Hart
	---------------
Title:	President
	---------
Phone:	312-726-4278
	------------

Signature, Place and Date of Signing:

				Chicago, IL	March 12,2004
				-----------	------------
___________________________	(City, State)	(Date)
(Signature)


Report Type  (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manater are reported in this report and a portion are reported by other reporting manager(s).


						Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		--

Form 13F Information Table Entry Total:		------

Form 13F Information Table Value Total:		------------


List of Other Included Managers:


 PAGE


FORM 13F INFORMATION TABLE


Hartline Investment Corp
FORM 13F
31-Mar-04

								Voting Authority
								--------------------------
	Title of 		Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Mgrs.	Sole
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------

ABBOTT LABORATORIES	COM	002824100	894	21760	SH		Sole		21760
AFLAC INC	COM	001055102	12743	317460	SH		Sole		317460
ALLIED CAPITAL	COM	01903q108	380	12555	SH		Sole		12555
ALLIED PRODUCTS	COM	019411107	0	50000	SH		Sole		50000
ALLIED WASTE SER (CV) 6.25%	COM		2228	30500	SH		Sole		30500
AMERICAN EXPRESS	COM	025816109	4350	83890	SH		Sole		83890
AMERICAN INTL GROUP INC	COM	026874107	3250	45548	SH		Sole		45548
AMGEN	COM	031162100	3660	62944	SH		Sole		62944
AMPHENOL	COM	032095101	3529	118830	SH		Sole		118830
ANHEUSER-BUSCH COMPANIES INC	COM	035229103	367	7200	SH		Sole		7200
APACHE	COM	037411105	544	12596	SH		Sole		12596
APOLLO GROUP	COM	037604105	380	4415	SH		Sole		4415
BAKER HUGHES 	COM	057224107	219	6000	SH		Sole		6000
BANK ONE CORP	COM	06423a103	2366	43398	SH		Sole		43398
BANKNORTH GROUP	COM	06646R107	4137	121530	SH		Sole		121530
BERKSHIRE HATHAWAY A	COM	084670108	88915	953	SH		Sole		953
BERKSHIRE HATHAWAY B	COM	084670207	6085	1956	SH		Sole		1956
BEST BUY	COM	086516101	367	7087	SH		Sole		7087
BLYTH INDUSTRIES	COM	09643P108	297	9086	SH		Sole		9086
BRINKER INTL INC	COM	109641100	1482	39065	SH		Sole		39065
BRISTOL MYERS SQUIBB	COM	110122108	420	17315	SH		Sole		17315
BRITISH PETROLEUM	COM	055622104	3792	74055	SH		Sole		74055
CARDINAL HEALTH INC	COM	14149y108	6890	100007	SH		Sole		100007
CHARTER ONE FINANCIAL	COM	160903100	1207	34143	SH		Sole		34143
CHEVRONTEXACO	COM	166764100	267	3042	SH		Sole		3042
CHICOS FAS	COM	168615102	986	21255	SH		Sole		21255
CHOICEPOINT	COM	170388102	4258	111955	SH		Sole		111955
CHURCH & DWIGHT	COM	171340102	1013	23400	SH		Sole		23400
CINERGY	COM	172474108	652	15955	SH		Sole		15955
CINTAS CORP	COM	172908105	2703	62162	SH		Sole		62162
CISCO SYSTEMS INC	COM	17275r102	3672	155777	SH		Sole		155777
COCA COLA CO	COM	191216100	3341	66431	SH		Sole		66431
CONSTELLATION BRAND CLASS A	COM	21036p108	5214	162420	SH		Sole		162420
COSTCO WHOLESALE CORP	COM	22160k105	5009	133180	SH		Sole		133180
DENTSPLY INTL	COM	249030107	458	10334	SH		Sole		10334
DEVON ENERGY CORP.	COM	25179m103	366	6300	SH		Sole		6300
DEVRY	COM	251893103	328	10895	SH		Sole		10895
DISNEY COMPANY HOLDINGS (WALT)	COM	254687106	4008	160370	SH		Sole		160370
E M C CORPORATION	COM	268648102	2133	156693	SH		Sole		156693
E-DIGITAL	COM	26841Y103	6	19000	SH		Sole		19000
ESTEE LAUDER CO.	COM	518439104	3348	75505	SH		Sole		75505
EXXONMOBIL	COM	30231G102	5051	121454	SH		Sole		121454
FAIRCHILD SEMICONDUCTOR	COM	303726103	1347	56050	SH		Sole		56050
FASTENAL CORP	COM	311900104	1997	37195	SH		Sole		37195
FEDERAL HOME LOAN MORTG CORP	COM	313400301	5504	93200	SH		Sole		93200
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	2375	31950	SH		Sole		31950
FIFTH THIRD BANCORP	COM	316773100	2440	44062	SH		Sole		44062
FISHER SCIENTIFIC	COM	338032204	947	17200	SH		Sole		17200
FONAR	COM	344437108	47	35000	SH		Sole		35000
FORTUNE BRANDS INC.	COM	349631101	215	2800	SH		Sole		2800
FPL GROUP	COM	302571104	588	8801	SH		Sole		8801
GANNETT	COM	364730101	967	10976	SH		Sole		10976
GARTNER GROUP CLASS B	COM	366651206	3124	272800	SH		Sole		272800
GENERAL ELECTRIC	COM	369604103	4441	145516	SH		Sole		145516
GREENPOINT FINANCIAL CORP	COM	395384100	1137	26012	SH		Sole		26012
HELMERICH & PAYNE	COM	423452101	2639	92095	SH		Sole		92095
ILLINOIS TOOL WORKS INC	COM	452308109	8011	101109	SH		Sole		101109
INT'L BUSINESS MACHINES	COM	459200101	10093	109898	SH		Sole		109898
INTEL CORP	COM	458140100	4986	183316	SH		Sole		183316
INTERPUBLIC SER A (CV) 5.375%	COM		2173	37900	SH		Sole		37900
INTRADO	COM	46117A100	4126	213006	SH		Sole		213006
ISHARES NAS BIOT IDX	COM	464287556	3381	43746	SH		Sole		43746
JABIL CIRCUIT	COM	466313103	3294	111915	SH		Sole		111915
JACOBS ENGINEERING	COM	469814107	2028	45460	SH		Sole		45460
JOHN HANCOCK BANK & THRIFT FUN	COM	409735107	668	66074	SH		Sole		66074
JOHNSON & JOHNSON	COM	478160104	482	9499	SH		Sole		9499
JOHNSON CONTROLS	COM	478366107	2123	35890	SH		Sole		35890
KINDER MORGAN INC	COM	49455P101	643	10200	SH		Sole		10200
L-3 COMMUNICATIONS	COM	502424104	992	16680	SH		Sole		16680
LA-Z-BOY	COM	505336107	37560	1726103	SH		Sole		1726103
LABORATORY CORP. OF AMERICA	COM	50540R409	230	5850	SH		Sole		5850
LOCKHEED-MARTIN CORP.	COM	539830109	420	9200	SH		Sole		9200
MAF BANCORP	COM	55261R108	1136	26148	SH		Sole		26148
MEDTRONIC INC	COM	585055106	6908	144678	SH		Sole		144678
MERCK & CO INC	COM	589331107	215	4862	SH		Sole		4862
MICROSOFT CORP	COM	594918104	5440	218206	SH		Sole		218206
MMM (3M) COMPANY	COM	88579y101	1185	14471	SH		Sole		14471
MORGAN J P & CO INC	COM	46625H100	249	5945	SH		Sole		5945
NORTHERN TRUST CORP	COM	665859104	1918	41165	SH		Sole		41165
NORTHFIELD LABS INC.	COM	666135108	194	12000	SH		Sole		12000
O REILLY AUTOMOTIVE INC	COM	686091109	240	6005	SH		Sole		6005
OMNICOM GROUP INC.	COM	681919106	3464	43161	SH		Sole		43161
ORACLE CORP	COM	68389X105	3017	251400	SH		Sole		251400
ORIENT EXPRESS HOTELS	COM	G67743107	381	21300	SH		Sole		21300
PAYCHEX INC	COM	704326107	5414	152077	SH		Sole		152077
PENNEY J C INC	COM	708160106	2721	78247	SH		Sole		78247
PEPSICO INC	COM	713448108	487	9050	SH		Sole		9050
PFIZER	COM	717081103	2967	84652	SH		Sole		84652
PROCTER & GAMBLE CO	COM	742718109	402	3837	SH		Sole		3837
PROGRESSIVE	COM	743315103	343	3920	SH		Sole		3920
PROLOGIS TRUST	COM	743410102	2208	61550	SH		Sole		61550
R.R. DONNELLEY & SONS	COM	257867101	2730	90254	SH		Sole		90254
RICHARDSON ELECTRONICS	COM	763165107	648	53500	SH		Sole		53500
ROBERT HALF INT'L	COM	770323103	1354	57325	SH		Sole		57325
SARA LEE CORP	COM	803111103	411	18794	SH		Sole		18794
SCHERING-PLOUGH	COM	806605101	1859	114600	SH		Sole		114600
SERVICEMASTER	COM	81760n109	579	48182	SH		Sole		48182
SIEBEL SYSTEMS	COM	826170102	383	33175	SH		Sole		33175
SOLECTRON CORP	COM	834182107	5329	963738	SH		Sole		963738
STARBUCKS	COM	855244109	224	5928	SH		Sole		5928
STERICYCLE	COM	858912108	8076	168395	SH		Sole		168395
STRYKER	COM	863667101	7020	79300	SH		Sole		79300
SUNGARD DATA SYSTEMS	COM	867363103	6446	235270	SH		Sole		235270
SYSCO	COM	871829107	1627	41670	SH		Sole		41670
TAKE-TWO INTERACTIVE	COM	874054109	7220	196252	SH		Sole		196252
TARGET CORP	COM	87612e106	7824	173715	SH		Sole		173715
THOMAS & BETTS	COM	884315102	2216	101550	SH		Sole		101550
TIFFANY & CO.	COM	886547108	3779	99010	SH		Sole		99010
TOYOTA MOTOR ADR	COM	892331307	281	3770	SH		Sole		3770
TRIBUNE CO	COM	896047107	4564	90475	SH		Sole		90475
U.S. BANCORP	COM	902973106	439	15866	SH		Sole		15866
UNISYS	COM	909214108	3074	215275	SH		Sole		215275
UNITED HEALTH GROUP	COM	91324p102	4567	70870	SH		Sole		70870
VERIZON COMMUNICATIONS	COM	92343V104	246	6719	SH		Sole		6719
VERSUS TECHNOLOGY	COM	925313108	2	10000	SH		Sole		10000
VIACOM - CLASS B	COM	925524308	2320	59175	SH		Sole		59175
VIACOM INC NON VOTING CL B	COM		361	9200	SH		Sole		9200
WALGREEN CO	COM	931422109	9147	277600	SH		Sole		277600
WALMART STORES	COM	931142103	14253	238781	SH		Sole		238781
WASHINGTON POST CL B	COM	939640108	3699	4183	SH		Sole		4183
WASTE MANAGEMENT	COM	94106L109	2549	84450	SH		Sole		84450
WELLS FARGO CORP	COM	949746101	818	14440	SH		Sole		14440
ACORN FUND		53015P403	903	37328.371	SH		Sole		37328.371
FMA SMALL CAP COMPANY PORTFOLI		902555796	281	12593.741	SH		Sole		12593.741
MARATHON FUND			1594	1000	SH		Sole		1000
VANGUARD CAPITAL OPPORTUNITIES		922038302	341	12465.982	SH		Sole		12465.982
CICERO ILLINOIS SER A		171646KT8	15	15000	PRN		Sole		15000
REPORT SUMMARY 	127	DATA RECORDS	446361		0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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